UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

STRATEGIC FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/11

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Active MidCap Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
September 30, 2011 (Unaudited)

Common Stocks--100.3%	Shares	Value ($)
Consumer Discretionary--17.2%
Autoliv	52,300a	2,536,550
Bob Evans Farms	96,000a	2,737,920
Cheesecake Factory	107,000a,b	2,637,550
Dillard's, Cl. A	104,500a	4,543,660
GameStop, Cl. A	13,700a,b	316,470
Gannett	219,700a	2,093,741
H&R Block	229,500a	3,054,645
ITT Educational Services	87,800a,b	5,055,524
Liberty Media-Liberty Starz, Cl. A	47,100b	2,993,676
O'Reilly Automotive	98,000b	6,529,740
Penn National Gaming	82,200b	2,736,438
TRW Automotive Holdings	128,800b	4,215,624
VistaPrint	41,400b	1,119,042
Warnaco Group	41,400a,b	1,908,126
Washington Post, Cl. B	2,700a	882,819
Weight Watchers International	88,000	5,126,000
Williams-Sonoma	110,600	3,405,374
Wynn Resorts	47,300	5,443,284
		57,336,183
Consumer Staples--10.1%
Church & Dwight	153,000	6,762,600
Coca-Cola Enterprises	252,400	6,279,712
Constellation Brands, Cl. A	98,800b	1,778,400
Dr. Pepper Snapple Group	165,800a	6,429,724
Safeway	5,700a	94,791
Smithfield Foods	306,300b	5,972,850
Tyson Foods, Cl. A	374,100	6,494,376
		33,812,453
Energy--7.4%
Helmerich & Payne	98,900a	4,015,340

Murphy Oil	84,400	3,727,104
Peabody Energy	3,500	118,580
SEACOR Holdings	62,300a	4,997,083
Tesoro	138,300b	2,692,701
Valero Energy	290,500	5,165,090
Whiting Petroleum	111,000a,b	3,893,880
		24,609,778
Financial--16.9%
American Capital	101,100a,b	689,502
American Financial Group	94,400	2,933,008
Apartment Investment & Management,
Cl. A	155,300a,c	3,435,236
City National	58,500a	2,208,960
Comerica	98,100	2,253,357
Discover Financial Services	83,800	1,922,372
Fifth Third Bancorp	346,700	3,501,670
KeyCorp	794,700	4,712,571
Leucadia National	190,900	4,329,612
Moody's	173,500a	5,283,075
Principal Financial Group	41,200a	934,004
Rayonier	108,150a,c	3,978,839
Reinsurance Group of America	87,800	4,034,410
SEI Investments	218,600	3,362,068
SL Green Realty	49,900a,c	2,901,685
SVB Financial Group	44,800a,b	1,657,600
Torchmark	34,500a	1,202,670
Unum Group	31,200a	653,952
Waddell & Reed Financial, Cl. A	158,300a	3,959,083
Weyerhaeuser	144,500c	2,246,975
		56,200,649
Health Care--9.8%
Agilent Technologies	168,700b	5,271,875
Covance	17,000b	772,650
Humana	88,300	6,422,059
Life Technologies	113,800b	4,373,334
Myriad Genetics	41,900a,b	785,206
Resmed	72,300a,b	2,081,517

United Therapeutics	91,300b	3,422,837
Varian Medical Systems	63,300a,b	3,301,728
Waters	33,600a,b	2,536,464
Watson Pharmaceuticals	56,600b	3,862,950
		32,830,620
Industrial--10.3%
Alaska Air Group	97,300b	5,477,017
Fluor	42,100	1,959,755
Gardner Denver	2,900	184,295
HollyFrontier	125,600	3,293,232
Kennametal	157,000	5,140,180
L-3 Communications Holdings	19,800	1,227,006
Pitney Bowes	269,900a	5,074,120
Textron	242,800a	4,282,992
Timken	126,100	4,138,602
Toro	15,800	778,466
Universal	23,000	824,780
URS	71,100b	2,108,826
		34,489,271
Information Technology--15.5%
Amdocs	72,600b	1,968,912
Arrow Electronics	72,200b	2,005,716
BMC Software	132,800b	5,120,768
CA	300,600a	5,834,646
Cadence Design Systems	91,500a,b	845,460
Computer Sciences	124,400	3,340,140
DST Systems	65,400	2,866,482
EchoStar, Cl. A	19,900b	449,939
Fairchild Semiconductor
International	240,900b	2,601,720
Fiserv	108,100b	5,488,237
Global Payments	10,100a	407,939
IAC/InterActiveCorp	163,500a,b	6,466,425
Lender Processing Services	12,000a	164,280
LSI	450,900b	2,335,662
NVIDIA	135,100b	1,688,750
Plantronics	169,400a	4,819,430

SanDisk	53,800b	2,170,830
Vishay Intertechnology	359,700b	3,007,092
		51,582,428
Materials--4.2%
CF Industries Holdings	17,100	2,109,969
Domtar	71,300a	4,860,521
Eastman Chemical	43,400	2,974,202
Minerals Technologies	33,800a	1,665,326
Westlake Chemical	67,900a	2,327,612
		13,937,630
Telecommunication Services--.8%
Metropcs Communications	225,400a,b	1,963,234
Telephone & Data Systems	39,200a	833,000
		2,796,234
Utilities--8.1%
Alliant Energy	91,900	3,554,692
CMS Energy	58,800a	1,163,652
Consolidated Edison	112,800a	6,431,856
Great Plains Energy	288,900	5,575,770
Questar	219,800	3,892,658
Wisconsin Energy	200,600a	6,276,774
		26,895,402
Total Common Stocks
(cost $364,959,981)		334,490,648

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $632,000)	632,000[d]	632,000
Investment of Cash Collateral for
Securities Loaned--24.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $81,947,854)	81,947,854[d]	81,947,854
Total Investments (cost $447,539,835)	125.1%	417,070,502

Liabilities, Less Cash and Receivables	(25.1%)	(83,582,377)
Net Assets	100.0%	333,488,125

a	Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $77,933,326 and the value of the collateral held by the fund was $81,947,854.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $447,539,835. Net unrealized depreciation on investments was $30,469,333 of which $16,227,235 related to appreciated investment securities and $46,696,568 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	24.8
Consumer Discretionary	17.2
Financial	16.9
Information Technology	15.5
Industrial	10.3
Consumer Staples	10.1
Health Care	9.8
Utilities	8.1
Energy	7.4
Materials	4.2
Telecommunication Services	.8
125.1
† Based on net assets.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	330,835,056	-	-	330,835,056
Equity Securities - Foreign+	3,655,592	-	-	3,655,592
Mutual Funds	82,579,854	-	-	82,579,854
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

STRATEGIC FUNDS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)